Nature of Operations and Continuance of Business	9 Months Ended	12 Months Ended
	Apr. 30, 2012	Jul. 31, 2011
Organization, Consolidation and Presentation Of Financial Statements
Nature of Operations and Continuance of Business
1.     Nature of Operations and Continuance of Business

Stevia Nutra Corp. (the “Company”) was incorporated in the State of Nevada on April 30, 2010. The Company is a development stage company, as defined by Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 915, Development Stage Entities.

On January 4, 2012, the Company underwent a change of control where the former President and Director of the Company sold 120,000,000 post-split common shares to a company controlled by the current President and Director of the Company.  In addition to the private sale of common shares, the Company and its Board of Directors changed its name to Stevia Nutra Corp. and changed its principal operations from the business of car rental to focusing on the business of cultivation, development and post-harvest processing of Stevia plants for use as a sweetener.

On January 20, 2012, Mighty Mekong Argo Industries Co., Ltd., the Company’s wholly owned subsidiary, was incorporated in the Kingdom of Cambodia to assist with the cultivation and propagation of Stevia plants.

Going Concern
These consolidated financial statements have been prepared on a going concern basis, which implies that the Company will continue to realize its assets and discharge its liabilities in the normal course of business. As of April 30, 2012, the Company has not recognized any revenue, and has an accumulated deficit of $435,347. The continuation of the Company as a going concern is dependent upon the continued financial support from its management, and its ability to identify future investment opportunities and obtain the necessary debt or equity financing, and generating profitable operations from the Company’s future operations. These factors raise substantial doubt regarding the Company’s ability to continue as a going concern.  These financial statements do not include any adjustments to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

NOTE 1 - ORGANIZATION AND BUSINESS OPERATIONS

AAA Best Car Rental Inc was founded in the State of Nevada on April 30, 2010. The Company intends to provide car rental service.  The Company is in the development stage as defined under Statement on Financial Accounting Standards Accounting Standards Codification FASB ASC 915-205 "Development-Stage Entities.”  Since inception through July 31, 2011, the Company has generated $1,150 in revenue and has accumulated losses of $19,165.